LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
Schedule of net lease cost and other supplemental lease information [Table Text Block]
	March 31, 2026	March 31, 2025
Lease cost:
Operating lease cost	$32,882	$30,395
Variable lease cost	14,238	14,057
Short term lease cost	83,633	58,299
Net lease cost	130,753	102,751
Cash paid for operating lease liabilities	$(12,679)	$(21,161)

	December 31, 2025	December 31, 2024
Lease cost:
Operating lease cost	$128,018	$121,579
Variable lease cost	70,418	55,556
Short term lease cost	344,443	57,554
Net lease cost	542,879	234,689
Cash paid for operating lease liabilities	$(87,749)	$(75,801)

Schedule of lease liability [Table Text Block]
Lease liability	March 31, 2026	December 31, 2025
Current portion of operating lease liability	$58,943	$55,898
Long-term portion of operating lease liability	418,529	434,253
	$477,472	$490,151

Lease liability	December 31, 2025	December 31, 2024
Current portion of operating lease liability	$55,898	$91,767
Long-term portion of operating lease liability	434,253	162,150
	$490,151	$253,917

Schedule of operating lease commitments and lease liability [Table Text Block]
Operating lease commitments and lease liability
2026 (remaining)	$94,551
2027	129,111
2028	132,984
2029	136,974
2030	141,083
2031	59,507
Total future minimum lease payments	694,210
Discount	(216,738)
Total	$477,472

Operating lease commitments and lease liability
2026	$125,350
2027	129,111
2028	132,984
2029	136,974
2030	141,083
2031	59,507
Total future minimum lease payments	725,009
Discount	(234,858)
Total	$490,151